Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Securities available for sale, amortized cost	$ 287,966	$ 146,312
Serial-preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Serial-preferred stock, shares authorized (in shares)	500,000	500,000
Serial-preferred stock, shares issued (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	16,000,000	16,000,000
Common stock, shares issued (in shares)	9,128,662	9,128,662
Treasury stock, shares (in shares)	4,564,087	4,359,552
Collateralized Mortgage Backed Securities [Member]
Securities available for sale, amortized cost	$ 247,275	$ 99,821
Other Debt Obligations [Member]
Securities available for sale, amortized cost	$ 40,691	$ 46,491